Issuance of Units (Details Narrative) $ in Thousands	3 Months Ended				5 Months Ended	6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Apr. 09, 2021 USD ($)	Mar. 31, 2021 USD ($)	May 21, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Oct. 15, 2021 shares	Nov. 18, 2016 USD ($)	Dec. 31, 2021 USD ($) shares
Net proceeds from the issuance of common units						$ 0	$ 172,938
Net proceeds from the issuance of units		$ 166,650		$ 9,908
Share-Based Payment Arrangement, Noncash Expense						82	234
Estimated compensation cost related to non-vested restricted common units	$ 84					$ 84
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number | shares	42,916					42,916
Authorized December 2018, December 2019 and February 2019 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Noncash Expense	$ 40					$ 82
Authorized December 2017, December 2018, December 2019 and February 2019 [Member] | Directors and officers | Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Noncash Expense		$ 116					$ 234
Limited Partner [Member] | Upon the NMCI Merger Agreement [Member] | Navios Containers [Member]
Common units issued | shares						8,133,452
Shares conversion rate						0.39
Limited Partner [Member] | Upon the NNA Merger Agreement [Member] | Navios Containers [Member]
Common units issued | shares								3,388,226
Shares conversion rate								0.1275
General Partner [Member] | Upon the NMCI Merger Agreement [Member]
General partnership units issued | shares						165,989
Net proceeds from the issuance of units						$ 3,911
General Partner [Member] | Upon the NNA Merger Agreement [Member]
Common units issued | shares						69,147
Net proceeds from the issuance of units						$ 1,893
$110.0m Sales Agreement [Member] | Limited Partner [Member]
Maximum aggregate offering price					$ 110,000
Common units issued | shares							2,914,022			3,963,249
Net proceeds from the issuance of common units							$ 78,134			$ 103,691
$110.0m Sales Agreement [Member] | General Partner [Member]
General partnership units issued | shares							59,470			80,883
Description of the issuance scope						in order to maintain its 2.0% ownership interest
Net proceeds from the issuance of units							$ 1,636			$ 2,172
$75.0m Sales Agreement [Member] | Limited Partner [Member]
Maximum aggregate offering price			$ 75,000
Common units issued | shares							2,437,624			2,437,624
Net proceeds from the issuance of common units							$ 73,117			$ 73,117
$75.0m Sales Agreement [Member] | General Partner [Member]
General partnership units issued | shares							49,747			49,747
Description of the issuance scope						in order to maintain its 2.0% ownership interest
Net proceeds from the issuance of units							$ 1,530			$ 1,530
Continuous Offering Program Sales Agreement [Member] | Limited Partner [Member]
Maximum aggregate offering price									$ 25,000
Common units issued | shares							1,286,857			1,286,857
Net proceeds from the issuance of common units							$ 23,918			$ 23,918
Continuous Offering Program Sales Agreement [Member] | General Partner [Member]
General partnership units issued | shares							26,265			26,265
Description of the issuance scope						in order to maintain its 2.0% ownership interest
Net proceeds from the issuance of units							$ 501			$ 501